Debt - First Mortgage Bonds (Details) $ in Thousands	Dec. 05, 2023 USD ($)
Debt
Repayments of Commercial Paper	$ 390,612
Mortgage Bonds | Series 2022A First Mortgage Bonds
Debt
Principal amount	$ 400,000
Interest rate (as a percent)	6.20%